CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2019
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(in Renminbi “RMB”, except share and per share data)

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Assets:
Cash and cash equivalents	309,504,088	14,051,790	2,018,413
Prepaid expenses and other current assets	5,823,242	4,762,941	684,154
Amount due from subsidiaries and VIEs	818,695,709	1,017,874,882	146,208,579
Investments in subsidiaries and VIEs	2,438,249,431	3,378,505,504	485,291,951
Total assets	3,572,272,470	4,415,195,117	634,203,097

Liabilities:
Accrued expenses and other liabilities	55,250,237	49,335,931	7,086,665
Total liabilities	55,250,237	49,335,931	7,086,665

Equity:
Common shares	189,586	201,240	28,906
Additional paid-in capital	2,824,223,031	2,987,363,137	429,107,865
Retained earnings (Accumulated deficits)	640,114,859	1,311,194,007	188,341,234
Accumulated other comprehensive income	52,494,757	67,100,802	9,638,427
Total equity	3,517,022,233	4,365,859,186	627,116,432
Total liabilities and equity	3,572,272,470	4,415,195,117	634,203,097

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
General and administrative	(74,802,853)	(79,265,535)	(14,451,949)	(2,075,893)
Foreign exchange loss	(478,590)	—	—	—
Interest income	1,358,777	122,320	77,030	11,065
Equity in profit (loss) of subsidiaries and VIEs	414,197,668	961,430,600	785,350,473	112,808,537
Other income (loss), net	—	824,508	3,300,575	474,098
Net income (loss)	340,275,002	883,111,893	774,276,129	111,217,807
Other comprehensive income (loss)	(24,463,956)	19,045,117	14,606,045	2,098,027
Comprehensive income (loss)	315,811,046	902,157,010	788,882,174	113,315,834

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	15,030,828	36,187,975	(10,004,797)	(1,437,099)
Loan to subsidiaries and VIE	(69,544,598)	(519,786,600)	(199,179,173)	(28,610,298)
Net cash used in investing activities	(69,544,598)	(519,786,600)	(199,179,173)	(28,610,298)
Contribution from shareholders	—	681,989,413	6,035,665	866,969
Dividend paid	—	—	(103,196,981)	(14,823,319)
Net cash provided by (used in) financing activities	—	681,989,413	(97,161,316)	(13,956,350)
Effect of foreign exchange rate changes	(24,740,525)	(6,283,113)	10,892,988	1,564,680
Net increase (decrease) in cash and cash equivalents	(79,254,295)	192,107,675	(295,452,298)	(42,439,067)
Cash and cash equivalents, beginning of year	196,650,708	117,396,413	309,504,088	44,457,481
Cash and cash equivalents, end of year	117,396,413	309,504,088	14,051,790	2,018,414